SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

The Company operates within the resource industry. As at December 31, 2021 and 2020 the Company had royalty and other property interests, property and equipment and royalty revenue located geographically as follows:

ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2021	December 31, 2020
Turkey	$55,540	$-
U.S.A.	9,558	12,694
Argentina	8,995	-
Canada	3,790	3,220
Peru	2,475	-
Chile	1,850	1,684
Sweden	438	438
Finland	260	260
Mexico	249	-
Serbia	200	200
Total	$83,355	$18,496

PROPERTY AND EQUIPMENT	December 31, 2021	December 31, 2020
Sweden	$141	$58
U.S.A.	709	688
Total	$850	$746

ROYALTY REVENUE	December 31, 2021	December 31, 2020
U.S.A.	$3,484	$1,414
Sweden	178	64
Turkey	80	-
Total	$3,742	$1,478

The Company's depletion expense is related to properties located in the USA for the years ended December 31, 2021 and 2020.